                                              SEC File Nos. 033-36962/811-06175
                                                            033-08865/811-04847
                                 MAINSTAY FUNDS

                               S&P 500 Index Fund
                            Mid Cap Opportunity Fund
                           Small Cap Opportunity Fund
                            Large Cap Opporunity Fund
                           Intermediate Term Bond Fund

 Supplement dated August 29, 2006 ("Supplement") to the Statement of Additional
           Information dated March 1, 2006 (as revised April 28, 2006)

     This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") for the MainStay S&P 500 Index Fund, MainStay Mid Cap Opportunity Fund, MainStay Small Cap Opportunity Fund, MainStay Large Cap Opportunity Fund and the MainStay Intermediate Term Bond Fund (the "Funds"). You may obtain copies of the Funds' Prospectus and SAI free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Effective August 1, 2006, the following replaces the current disclosure on page 62 of the SAI with respect to expense limitation agreements of the Funds:

Effective May 15, 2005, with respect to certain Funds, the Manager has entered into a written expense limitation agreement to waive a portion of its management fee or reimburse expenses to the extent that that such Fund's Class I total ordinary expenses (total fund operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transactions expenses relating to the purchase or sale of portfolio investments) on an annualized basis exceed a certain percentage for its Class I shares, as specified in the Funds' Prospectus from time to time. An equivalent reduction will apply to Class A, Class B, Class C, Class R1, Class R2 and Class R3 shares of those Funds.

In addition, the Manager of the Funds has entered into written expense limitation agreements under which it agreed to reimburse the transfer agent expenses of Class A shares of the following Funds so that the total ordinary expenses of each Fund's Class A shares (total fund operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) exceed a certain percentage for its Class A shares, as specified in the Funds' Prospectus from time to time: Intermediate Term Bond Fund, Short Term Bond Fund, Mid Cap Opportunity Fund, Small Cap Opportunity Fund, Income Manager Fund (effective January 2, 2006), and S&P 500 Index Fund (effective August 1, 2006). An equivalent reduction will apply to Class B and Class C shares of those Funds except for the S&P 500 Index Fund, which does not have Class B or C shares. These expense limitation agreements may be modified or terminated only with the approval of the Board.

Prior to May 15, 2005, all expense limitations were voluntary (except for the Class I limitation applicable to the S&P 500 Index Fund) and could have been revised or terminated at any time. NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

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With respect to the MainStay Mid Cap Opportunity Fund, MainStay Small Cap
Opportunity Fund and MainStay Large Cap Opportunity Fund, the SAI is supplemented as follows:

     1. Delete the reference to Kathy O'Connor and Jeffrey Sanders in the table entitled "Portfolio Managers" on page 74 of the SAI.

     2. Update the references to Joan M. Sabella and Tony Elavia in the table entitled "Portfolio Managers" on page 74 of the SAI.

                                                                                           NUMBER OF ACCOUNTS AND ASSETS
                                               NUMBER OF OTHER ACCOUNTS MANAGED            FOR WHICH THE ADVISORY FEE IS
                                                  AND ASSETS BY ACCOUNT TYPE                   BASED ON PERFORMANCE
                                          ------------------------------------------   ------------------------------------
                                           REGISTERED    OTHER POOLED                  REGISTERED   OTHER POOLED
   PORTFOLIO          FUNDS MANAGED        INVESTMENT     INVESTMENT        OTHER      INVESTMENT    INVESTMENT     OTHER
    MANAGER       BY PORTFOLIO MANAGER      COMPANY        VEHICLES       ACCOUNTS       COMPANY      VEHICLES     ACCOUNTS
   ---------      ---------------------   ------------   ------------   ------------   ----------   ------------   --------
Joan M. Sabella   Balanced Fund             3 Funds            3         8 Accounts         0            0            0
                                          $179,580,445                  $104,127,109
                  Mid Cap Opportunity
                  Fund
                  Small Cap Opportunity
                  Fund
                  Large Cap Opportunity
                  Fund

Tony Elavia       Balanced Fund             9 Funds            0              0             0            0            0
                                          $300,914,690
                  Income Manager Fund
                  Mid Cap Opportunity
                  Fund
                  Small Cap Opportunity
                  Fund
                  Large Cap Opportunity
                  Fund

     3. Delete the references to Kathy O'Connor and Jeffrey Sanders from the table listing portfolio manager ownership of Fund securities on page 75 of the SAI.

With respect to the MainStay Intermediate Term Bond Fund, the SAI is supplemented as follows:

     1. Delete the reference to Christopher Harms in the table entitled "Portfolio Managers" on page 74 of the SAI.

     2. Include the following information regarding Joseph Portera in the table entitled "Portfolio Managers" on page 74 of the SAI, provided as of March 31, 2006:

                                                                                                 NUMBER OF ACCOUNTS AND ASSETS
                                                NUMBER OF OTHER ACCOUNTS MANAGED                 FOR WHICH THE ADVISORY FEE IS
                                                   AND ASSETS BY ACCOUNT TYPE                        BASED ON PERFORMANCE
                                         ----------------------------------------------   ------------------------------------------
                                            REGISTERED    OTHER POOLED                    REGISTERED   OTHER POOLED
   PORTFOLIO          FUNDS MANAGED        INVESTMENT      INVESTMENT         OTHER       INVESTMENT    INVESTMENT         OTHER
    MANAGER       BY PORTFOLIO MANAGER       COMPANY        VEHICLES        ACCOUNTS        COMPANY       VEHICLES       ACCOUNTS
   ---------      --------------------   --------------   ------------   --------------   ----------   ------------   --------------
Joseph Portera    Intermediate Term          6 RICs,       3 accounts,    38 accounts,                                  4 accounts,
                  Bond Fund              $1,993,971,778   $818,814,954   $3,112,505,936       -0-           -0-       $1,184,171,269

     3. Delete the references to Christopher Harms from the table listing portfolio manager ownership of Fund securities on page 75 of the SAI.


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

     4. Include the following information regarding Joseph Portera in the table listing portfolio manger ownership of Fund securities on page 75 of the SAI, provided as of June 30, 2006:

PORTFOLIO MANAGER   FUND   DOLLAR RANGE OF OWNERSHIP
-----------------   ----   -------------------------
  Joseph Portera      0                0

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                                                                    MS15GB-08/06


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